SSGA Funds

SUPPLEMENT DATED MARCH 31, 2016

TO THE PROSPECTUS

DATED DECEMBER 18, 2015, AS SUPPLEMENTED JANUARY 21, 2016

SSGA MONEY MARKET FUND: CLASS N (SSMXX)

SSGA U.S. GOVERNMENT MONEY MARKET FUND: CLASS N (SSGXX)

(EACH A “FUND”, COLLECTIVELY THE “FUNDS”)

This Supplement is intended to serve as notice of the Funds’ decision to discontinue the service that provided the ability to redeem fund shares of your account by check (the “Check Writing Service”). The following table provides information regarding the timing of changes to the Check Writing Service:

Changes to Service	Effective Dates
Last day to open a new Check Writing Service account with the Funds	Effective immediately
Last day to order additional checks for your existing Check Writing Service account	On or about April 15, 2016
Last day to write checks from your existing Check Writing Service account	On or about May 31, 2016
Last day checks written from your existing Check Writing Service account will be processed for payment (i.e., honored or cashed)	On or about June 30, 2016

Accordingly, effective on or about May 31, 2016, the sub-section of the Funds’ Prospectus entitled “Check Writing Service” within the section entitled “Shareholder Information—Redemption of Fund Shares,” is deleted in its entirety.

Additionally, effective on or about May 31, 2016, the sub-section of the Funds’ Prospectus entitled “Minimum Account Size for SSGA Money Market Fund and SSGA U.S. Government Money Market Fund” within the section entitled “Shareholder Information—Redemption of Fund Shares,” is deleted and replaced with the following:

Minimum Account Size for SSGA Money Market Fund and SSGA U.S. Government Money Market Fund. The minimum account size is $500. Each Fund or the Distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below the minimum account size. In such cases, the transfer agent will give shareholders sixty (60) days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum within the prescribed period may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the Fund’s records.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGACKWCOMSUPP1

SSGA Funds

SUPPLEMENT DATED MARCH 31, 2016

TO THE PROSPECTUS

DATED DECEMBER 18, 2015

SSGA MONEY MARKET FUND: CLASS N (SSMXX)

(THE “FUND”)

This Supplement is intended to serve as notice of the Fund’s decision to discontinue the service that provided the ability to redeem fund shares of your account by check (the “Check Writing Service”). The following table provides information regarding the timing of changes to the Check Writing Service:

Changes to Service	Effective Dates
Last day to open a new Check Writing Service account with the Fund	Effective immediately
Last day to order additional checks for your existing Check Writing Service account	On or about April 15, 2016
Last day to write checks from your existing Check Writing Service account	On or about May 31, 2016
Last day checks written from your existing Check Writing Service account will be processed for payment (i.e., honored or cashed)	On or about June 30, 2016

Accordingly, effective on or about May 31, 2016, the sub-section of the Fund’s Prospectus entitled “Check Writing Service” within the section entitled “Shareholder Information—Redemption of Fund Shares,” is deleted in its entirety.

Additionally, effective on or about May 31, 2016, the sub-section of the Fund’s Prospectus entitled “Minimum Account Size” within the section entitled “Shareholder Information—Redemption of Fund Shares,” is deleted and replaced with the following:

Minimum Account Size. The minimum account size is $500. The Fund or the Distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below the minimum account size. In such cases, the transfer agent will give shareholders sixty (60) days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum within the prescribed period may result in the Fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the Fund’s records.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGACKWSASUPP1